Exhibit 99.1
Volkswagen Auto Loan Enhanced Trust 2008-1
MONTHLY SERVICER CERTIFICATE

For the collection period ended 1-29-2011	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		2/17/2011

2	Payment Date		2/22/2011

3	Collection Period	1/1/2011	1/29/2011	29

4	Monthly Interest Period — Actual/360	1/20/2011	2/21/2011	33

5	Monthly Interest - 30/360			30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	245,000,000.00	—	—	—	—
7	Class A-2-A Notes	305,000,000.00	—	—	—	—
8	Class A-3-A Notes	255,000,000.00	17,954,290.79	14,353,859.37	3,600,431.42	0.0141193
9	Class A-4-B Notes	214,450,000.00	214,450,000.00	—	214,450,000.00	1.0000000

10	Total Securities	$1,019,450,000.00	$232,404,290.79	$14,353,859.37	$218,050,431.42

11	Overcollateralization	23,481,371.55	23,481,371.55		23,481,371.55

12	Adjusted Pool Balance	1,042,931,371.55	255,885,662.34	14,353,859.37	241,531,802.97

13	YSOC	$62,585,327.65	$12,439,882.59		$11,622,007.54

14	Net Pool Balance	$1,105,516,699.20	$268,325,544.93	$14,353,859.37	$253,153,810.51

		Principal& Interest		Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Payment Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	2.8400%	—	—	—	—
16	Class A-2-A Notes	3.7100%	—	—	—	—
17	Class A-3-A Notes	4.5000%	67,328.59	3.7500000	14,421,187.96	803.2167981
18	Class A-4-B Notes	1.9606%	385,419.01	1.7972442	385,419.01	1.7972442

	Total Securities		452,747.60		14,806,606.97

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received	9,080,841.47
20	Scheduled Interest Payments Received	1,313,749.10
21	Prepayments of Principal Received	129,208.06
22	Liquidation Proceeds	5,351,397.24
23	Recoveries Received	526,278.51
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections	16,401,474.38

26	Repurchased Receivables	—
27	Net Swap Receipt Class A-4 Notes	—
28	Swap Replacements Proceeds
29	Reserve Account Excess Amount (Item 93)	5,064.93

30	Total Available Funds, prior to Servicer Advances	16,406,539.31

31	Servicer Advance (Item 76)	—

32	Total Available Funds + Servicer Advance	16,406,539.31

33	Reserve Account Draw Amount (Item 79)	—

34	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	16,406,539.31

D.	DISTRIBUTIONS

	Distribution Summary:
35	Prior Advance Reimbursement (Item 82)	—
36	Servicing Fees (Item 46)	223,604.62
37	Net Swap Payment Class A-4 Notes	541,004.99
38	Senior Swap Termination Payment (paid pro rata with Class A Noteholder Interest payment)	—
39	Class A Noteholder Interest (Item 55 - paid pro rata with Senior Swap Termination Payment)	452,747.60
40	Principal Distribution Amount (Item 80)	14,353,859.37
41	Amount Paid to Reserve Account to Reach Specified Balance	—
42	Subordinated Swap Termination Payments	—
43	Other Amounts Paid to Trustees	—
44	Certificateholders Principal Distribution Amount	—

45	Remaining Funds to Seller	835,322.73

	Distribution Detail:	Due	Shortfall	Paid

46	Servicing Fees	223,604.62	—	223,604.62

	Pro rata:
47	Class A-1 Interest	—	—	—
48	Class A-2 Interest	—	—	—
49	Class A-3 Interest	67,328.59	—	67,328.59
50	Class A-4 Interest	385,419.01	—	385,419.01
51	Class A-1 Interest Carryover Shortfall	—	—	—
52	Class A-2 Interest Carryover Shortfall	—	—	—
53	Class A-3 Interest Carryover Shortfall	—	—	—
54	Class A-4 Interest Carryover Shortfall	—	—	—

55	Class A Noteholder Interest	452,747.60	—	452,747.60

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance			255,885,662.34
57	Beginning Net Pool Balance		268,325,544.93
58	Receipts of Scheduled Principal		(9,080,841.47)
59	Receipts of Prepaid Principal		(129,208.06)
60	Liquidation Proceeds		(5,351,397.24)
61	Other Collections of Principal		—
62	Principal Amount of Repurchases		—
63	Principal Amount of Defaulted Receivables		(610,287.65)

64	Ending Net Pool Balance		253,153,810.51
65	Yield Supplement Overcollateralization Amount		11,622,007.54

66	Adjusted Pool Balance		241,531,802.97
67	Less: Adjusted Pool Balance — End of Collection Period			241,531,802.97

68	Calculated Principal Distribution Amount			14,353,859.37

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 30)			16,406,539.31
70	Less: Prior Advance Reimbursement (Item 35)			—
71	Less: Servicing Fees Paid (Item 36)			223,604.62
72	Less: Interest Paid to Noteholders and Swap Counterparties (Items 37, 38 and 39)			993,752.59
73	Less: Calculated Principal Distribution (Item 68)			14,353,859.37

74	Equals: Remaining Available Funds before Servicer Advance			835,322.73
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)			N/A

76	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)			—

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)			835,322.73
78	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)			—

79	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)			—

80	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)			14,353,859.37

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance			—
82	Less: Prior Advance Reimbursement			—
83	Plus: Additional Servicer Advances for Current Period			—

84	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
85	Specified Reserve Account Balance (Amended 3-16-09)			55,214,656.86
86	Original Specified Reserve			5,214,656.86
87	Initial Reserve Account Balance			1,042,931.37

88	Beginning Reserve Account Balance			55,214,656.86
89	Plus: Net Investment Income for the Collection Period			5,064.93

90	Subtotal: Reserve Fund Available for Distribution			55,219,721.79
91	Plus: Deposit of Excess Available Funds (Item 41)			—
92	Plus: Deposit of Voluntary Capital Contribution			—
93	Less: Reserve Account Draw Amount (Item 79)			—

94	Subtotal Reserve Account Balance			55,219,721.79
95	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)			5,064.93

96	Equals: Ending Reserve Account Balance			55,214,656.86

97	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS

	Collateral Pool Balance Data:	Initial	Current
98	Net Pool Balance	1,105,516,699	253,153,811
99	Number of Current Contracts	69,699	27,090
100	Weighted Average Loan Rate	5.54%	5.98%
101	Average Remaining Term	55.0	28.3
102	Average Original Term	60.3	65.6
103	Monthly Prepayment Rate		1.17%

			Outstanding
	Net Credit Loss and Repossession Activity:	Units	Principal Balance
104	Aggregate Outstanding Principal Balance of Charged Off Receivables	52	610,287.65
105	Liquidation Proceeds on Related Vehicles		—
106	Recoveries Received on Receivables Previously Charged Off		526,278.51

107	Net Principal Losses for Current Collection Period	52	84,009.14

108	Beginning Net Principal Losses	2,406	25,271,325.73
109	Net Principal Losses for Current Collection Period	52	84,009.14

110	Cumulative Net Principal Losses	2,458	25,355,334.87

111	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,105,516,699.20)		2.29%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
112	Current	97.10%	26,478	245,816,848.90
113	31 - 60 Days Delinquent	2.42%	508	6,123,183.46
114	61 - 90 Days Delinquent	0.48%	104	1,213,778.15

115	Total	100.00%	27,090	253,153,810.51

	Summary of Swap Payments and Receipts
	Receipts:
116	Net Swap Receipt Class A-4 Notes			—
117	Swap Replacements Proceeds			—

118	Total Receipts			—

	Payments:
119	Net Swap Payment Class A-4 Notes			541,004.99

120	Senior Swap Termination Payment			—
121	Subordinated Swap Termination Payments			—

122	Swap Termination Payment			—

	Summary of Material Modifications, Extensions or Waivers

	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants

	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

	None in the current month